Document and Entity Information	Dec. 01, 2020
Cover [Abstract]
Entity Registrant Name	LIVEPERSON INC
Amendment Flag	true
Entity Central Index Key	0001102993
Document Type	8-K/A
Document Period End Date	Dec. 01, 2020
Entity Incorporation State Country Code	DE
Entity File Number	0-30141
Entity Tax Identification Number	13-3861628
Entity Address, Address Line One	475 Tenth Avenue
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(212)
Local Phone Number	609-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LPSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	LivePerson, Inc. is filing this Amendment (this “Amendment”) to the Form 8-K filed on December 7, 2020 (the “Original Form 8-K”) solely to amend Item 9.01 of the Original Form 8-K to replace Exhibits 4.1, 4.2, 10.1 and 10.2 in the Original Form 8-K, which contained incorrect formatting and section references.